Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Loss and Comprehensive Loss [Abstract]
SALES	$ 6,317,329	$ 4,782,865	$ 3,369,630
COST OF SALES	(5,947,895)	(4,336,556)	(2,883,176)
GROSS PROFIT	369,434	446,309	486,454
EXPENSES
Amortization	0	19,100	36,100
Consulting fees	656,405	860,248	815,060
Foreign exchange	(61,236)	12,243	1,029
Marketing and promotion	29,146	1,586,284	470,394
Management and director fees	305,158	190,800	108,000
Office and miscellaneous	1,155,805	994,124	551,313
Professional fees	655,378	124,550	119,713
Regulatory and filing fees	78,945	48,924	27,654
Salaries	533,193	358,074	0
Share-based compensation	473,103	776,962	1,548,784
Travel and accommodation	31,692	62,459	97,328
Total Expenses	(3,857,589)	(5,033,768)	(3,775,375)
Loss before other items	(3,488,155)	(4,587,459)	(3,288,921)
Other items:
Debt settlement	191,773	857	18,334
Derivative liability	866,238	0	0
Interest expense	323,931	29,958	49,669
Interest income	0	(7,762)	(5,890)
Impairment of asset	3,985	0
Impairment of marketable securities	0	0	300,000
Impairment of loan receivable	0	0	13,342
Total other items	1,385,927	23,053	375,455
Loss for the year	(4,874,082)	(4,610,512)	(3,664,376)
Comprehensive loss for the year	$ (4,874,082)	$ (4,610,512)	$ (3,664,376)
Basic loss per share (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.06)
Diluted loss per share (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.06)
Weighted average number of shares outstanding - basic and diluted (in shares)	91,147,886	80,778,869	66,902,789